UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Plainfield Asset Management LLC

Address:   55 Railroad Avenue
           Greenwich, Connecticut 06830


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas Fritsch
Title:  General Counsel
Phone:  (203) 302-1715


Signature, Place and Date of Signing:


 /s/ Thomas Fritsch      Greenwich, Connecticut       February 14, 2006
---------------------    ----------------------       ------------------
     [Signature]          [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total: $230,873
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.         Form 13-F File Number        Name
---         ---------------------       -------------------------

 1                                       Plainfield Special Situations Master
                                         Fund Limited

                           FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN  2         COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6      COLUMN 7   COLUMN 8

                                                            VALUE     SHRS OR    SH/ PUT/ INVESTMENT     OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (X$1000)   PRN AMT    PRN CALL DISCRETION     MNGRS  SOLE  SHARED  NONE
ABRAXAS PETE CORP                    COM        003830106      1,056     200,000 SH       Shared-Defined   1           200,000
ACXIOM CORP                          COM        005125109      1,380      60,000 SH       Shared-Defined   1            60,000
AMERICAN TOWER CORP           NOTE 5.000% 2/1   029912AF9      1,979   2,000,000 SH       Shared-Defined   1         2,000,000
AMERICREDIT CORP                     COM        03060R101      5,126     200,000 SH  PUT  Shared-Defined   1             2,000
ANNALY MTG MGMT INC                  COM        035710409      3,282     300,000 SH  PUT  Shared-Defined   1             3,000
BEAZER HOMES USA INC                 COM        07556Q105      3,642      50,000 SH  PUT  Shared-Defined   1               250
BISYS GROUP INC               NOTE 4.000% 3/1   055472AB0      7,425   7,500,000 SH       Shared-Defined   1         7,500,000
CENTEX CORP                          COM        152312104      3,575      50,000 SH  PUT  Shared-Defined   1               500
COMCAST CORP NEW                    CL A        20030N101        648      25,000 SH       Shared-Defined   1            25,000
COMMERCE BANCORP INC NJ              COM        200519106      6,882     200,000 SH  PUT  Shared-Defined   1             2,000
COVANTA HLDG CORP                    COM        22282E102        666      44,200 SH       Shared-Defined   1            44,200
D R HORTON INC                       COM        23331A109      1,787      50,000 SH  PUT  Shared-Defined   1               500
ECHOSTAR COMMUNICATIONS NEW   NOTE 5.750% 5/1   278762AG4     28,493  29,000,000 SH       Shared-Defined   1        29,000,000
EL PASO CORP                      DBCV 2/2      28336LAC3      6,558  12,000,000 SH       Shared-Defined   1        12,000,000
ENESCO GROUP INC                     COM        292973104      1,289     700,400 SH       Shared-Defined   1           700,400
FRIEDMAN INDS INC                   CL A        358434108      7,000     416,500 SH       Shared-Defined   1           416,500
GRACE W R & CO DEL NEW               COM        38388F108      9,400   1,000,000 SH       Shared-Defined   1         1,000,000
GRACE W R & CO DEL NEW               COM        38388F108      7,151     760,700 SH  CALL Shared-Defined   1             7,607
HOVNANIAN ENTERPRISES INC           CL A        442487203      2,482      50,000 SH  PUT  Shared-Defined   1               250
KB HOME                              COM        4866K109       1,817      25,000 SH  PUT  Shared-Defined   1               250
KEANE INC                     SDCV 2.000% 6/1   486665AB8      7,429   8,365,000 SH       Shared-Defined   1         8,365,000
LENNAR CORP                         CL A        526057104      3,051      50,000 SH  PUT  Shared-Defined   1               250
LUCENT TECHNOLOGIES INC       SDCV 8.000% 8/0   549463AK3      4,043   4,000,000 SH       Shared-Defined   1         4,000,000
MBNA CORP                            COM        55262L100        280      10,300 SH       Shared-Defined   1            10,300
MEDIACOM COMMUNICATIONS CORP  NOTE 5.250% 7/0   58446KAA3      4,959   5,000,000 SH       Shared-Defined   1         5,000,000
NEW CENTURY FINANCIAL CORP M         COM        6435EV108      3,607     100,000 SH  PUT  Shared-Defined   1             1,000
PEACE ARCH ENTMT GROUP INC           COM        704586304         36     100,000 SH       Shared-Defined   1           100,000
PULTE HOMES INC                      COM        745867101      1,968      50,000 SH  PUT  Shared-Defined   1               500
QUANTA SVCS INC               NOTE 4.000% 7/0   74762EAA0      3,677   3,800,000 SH       Shared-Defined   1         3,800,000
REWARDS NETWORK INC           SDCV 3.250% 10/1  761557AA5      8,908  11,100,000 SH       Shared-Defined   1        11,100,000
RIVIERA HLDGS CORP                   COM        769627100      1,300      79,300 SH       Shared-Defined   1            79,300
RUSS BERRIE & CO                     COM        782233100        226      19,800 SH       Shared-Defined   1            19,800
RYLAND GROUP INC                     COM        783764103      3,607      50,000 SH  PUT  Shared-Defined   1               250
RYLAND GROUP INC                     COM        783764103        309         250 SH  PUT  Shared-Defined   1               250
SEPRACOR INC                  SDCV 5.000% 2/1   817315AL8      9,931  10,000,000 SH       Shared-Defined   1        10,000,000
SHARPER IMAGE CORP                   COM        820013100         97      10,000 SH       Shared-Defined   1            10,000
SPACEHAB INC                  NOTE 8.000% 10/1  846243AC7      5,690   6,484,000 SH       Shared-Defined   1         6,484,000
TOLL BROTHERS INC                    COM        889478103      1,732      50,000 SH  PUT  Shared-Defined   1               250
TOPPS INC                            COM        890786106        299      40,294 SH       Shared-Defined   1            40,294
U S G CORP                         COM NEW      903293405     65,000   1,000,000 SH  CALL Shared-Defined   1             2,000
VALEANT PHARMACEUTICALS INTL  NOTE 3.000% 8/1   91911XAD6        864   1,000,000 SH       Shared-Defined   1         1,000,000
VECTOR GROUP LTD              NOTE 6.250% 7/1   92240MAC2      1,223   1,229,000 SH       Shared-Defined   1         1,229,000
VERIZON GLOBAL FDG CORP           NOTE 5/1      92344GAN6        999   1,600,000 SH       Shared-Defined   1         1,600,000



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